LEASES	12 Months Ended
Jun. 30, 2024
LEASES
LEASES

NOTE 10. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	June 30,	June 30,
	2023	2024	2024
	RMB	RMB	US Dollars
Rights of use lease assets	¥3,489,875	¥23,547,193	$3,240,202
Less: impairment	(834,975)	—	—
Rights of use lease assets, net	¥2,654,900	¥23,547,193	$3,240,202

Operating lease liabilities – current	¥3,066,146	¥3,741,247	$514,812
Operating lease liabilities – non-current	25,144	3,971,285	546,467
Total operating lease liabilities	¥3,091,290	¥7,712,532	$1,061,279

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of June 30, 2024:

	June 30,	June 30,
	2023	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	23.90	34.08
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the year ended June 30, 2022 were ¥3,443,813 and ¥967,247, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2023 were ¥3,354,147 and ¥2,683,860, respectively. Operating lease costs and short-term lease costs for the year ended June 30, 2024 were ¥3,175,289 ($436,934) and ¥327,812 ($45,108), respectively.

Impairment loss for the ROU was ¥nil, ¥834,975 and ¥nil for the years ended June 30, 2022, 2023 and 2024, respectively.

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2024:

Twelve months ending June 30,	RMB	US Dollars
2025	¥4,017,831	$552,871
2026	2,514,546	346,013
2027	1,628,766	224,126
Total lease payments	8,161,143	1,123,010
Less: imputed interest	(448,611)	(61,731)
Present value of lease liabilities	7,712,532	1,061,279
Less: operating lease liabilities – current	3,741,247	514,812
Operating lease liabilities – non-current	¥3,971,285	$546,467